Investment in Subsidiary – Fighting Leagues	6 Months Ended
Dec. 31, 2023
Investments in and Advances to Affiliates [Abstract]
Investment in Subsidiary – Fighting Leagues

NOTE 5 – Investment in Subsidiary – Fighting Leagues

Investment in Subsidiary - Fighting Leagues of $13m represents the acquisition of Jebour Two Ltd and its wholly owned subsidiary Fighting Leagues LV Inc as previously announced in Form 8-K dated September 20, 2023   The purchase price was determined based on the directors best efforts of the market value of the goodwill and assets that is contained in Jebour Two Ltd and its wholly owned subsidiary Fighting Leagues LV Inc.  Fighting Leagues, previously known as Final Fight Championship (FFC), is an active premier fighting sports promotion company. This Nevada-based business specializes in organizing combat sports events and selling media rights. This acquisition brings with it a licence issued by the Nevada State Athletic Commission. This license allows the company in the state of Nevada to produce live Kickboxing, Boxing, and MMA shows, notably in Las Vegas. This represents the key material asset of the acquisition.  At the date of the filing of the 10Q, more work is required to be done to allocate the purchase price to this asset in accordance with accounting policies.  The company understands that the allocation of such assets will have to be completed within 12 months from acquisition date.  In addition, an audit is being conducted on the financial statements for both companies which will assist in determining and identifying assets and liabilities of Jebour Two Ltd and Fighting Leagues LV Inc.